Common Stock and Warrants	3 Months Ended
Mar. 31, 2022
Equity [Abstract]
Common Stock and Warrants

Note 4 – Common Stock and Warrants

During the twelve months ended December 31, 2021 we sold 14,358,700 shares of common stock in private placements realizing proceeds of $742,375.

On September 30, 2021 we completed a private placement in which we sold 3,108,700 units. Each unit was priced at CAD$0.08 and consisted of one share of the Company’s common stock and one stock purchase warrant granting the holder the right to purchase one additional share of common stock at a price of CAD$0.15. The warrants expire May 31, 2024. All securities issued in connection with the offering are subject to restrictions on resale in Canada and the United States pursuant to applicable securities laws and the policies of any applicable stock exchange. An additional 91,000 Broker Warrants (“Broker Warrants”) were granted to a Canadian broker as a placement fee. We realized total proceeds of $190,552 net of offering costs.

The warrants have an exercise price in Canadian dollars while the Company’s functional currency is US dollars. Therefore, in accordance with ASU 815 - Derivatives and Hedging, the warrants have a derivative liability value.

At December 31, 2021, the warrant liability was valued at $341,145. As of March 31, 2022, the warrant liability was valued at $151,001, resulting in a gain on revaluation of warrant liability of $190,144 based on the following assumptions:

Fair value assumptions – warrant liability:	9/30/21	12/31/21	3/31/22
Risk free interest rate	0.53%	0.97%	2.28%
Expected term (years)	2.7	2.4	2.2
Expected volatility	189%	191%	181%

The Broker Warrants were evaluated for purposes of classification between liability and equity. The Broker Warrants do not contain features that would require a liability classification and are therefore considered equity. The Black Scholes pricing model was calculated in US dollars to estimate the fair value of $7,472 with the following inputs:

Fair value assumptions – broker warrants:	September 30, 2021
Risk free interest rate	0.28%
Expected term (years)	2.0
Expected volatility	196%

On May 25, 2021 we completed a private placement in which we sold 6,250,000 units. Each unit was priced at CAD$0.08 and consisted of one share of the Company’s common stock and one stock purchase warrant granting the holder the right to purchase one additional share of common stock at a price of CAD$0.15. The warrants expire May 31, 2024. All securities issued in connection with the offering are subject to restrictions on resale in Canada and the United States pursuant to applicable securities laws and the policies of any applicable stock exchange. An additional 173,810 Broker Warrants (“Broker Warrants”) were granted to a Canadian broker as a placement fee. We realized total proceeds of $401,823 net of offering costs.

The warrants have an exercise price in Canadian dollars while the Company’s functional currency is US dollars. Therefore, in accordance with ASU 815 - Derivatives and Hedging, the warrants have a derivative liability value.

At December 31, 2021, the warrant liability was valued at $683,063. As of March 31, 2022, the warrant liability was valued at $281,109, resulting in a gain on revaluation of warrant liability of $401,954 based on the following assumptions:

Fair value assumptions – warrant liability:	5/25/21	12/31/21	3/31/22
Risk free interest rate	0.30%	0.97%	2.28%
Expected term (years)	3.0	2.4	2.2
Expected volatility	180%	189%	181%

The Broker Warrants were evaluated for purposes of classification between liability and equity. The Broker Warrants do not contain features that would require a liability classification and are therefore considered equity. The Black Scholes pricing model was calculated in US dollars to estimate the fair value of $12,943 with the following inputs:

Fair value assumptions – broker warrants:	May 25, 2021
Risk free interest rate	0.14%
Expected term (years)	2.0
Expected volatility	205%

During the quarter ended March 31, 2021, we sold 5,000,000 shares of common stock in private placements to six individuals at a price of $0.03 per share, realizing total proceeds of $150,000. Of the 5,000,000 shares sold, 1,750,000 shares were issued on May 28, 2021.

On January 1, 2021 Mr. John Power, the Company’s CEO/CFO agreed to convert accrued management fees totaling $96,500. As a result, we issued 2,144,444 shares common stock at a price of $0.045 per share.